Share-based payments - Summary of Movements in Employee Saveshare Options (Detail) - Employee Saveshare Plans option in Millions	12 Months Ended
	Mar. 31, 2020 GBP (£) option	Mar. 31, 2019 GBP (£) option	Mar. 31, 2018 GBP (£) option
Number of share options
Outstanding at 1 April (shares) | option	190	175	189
Granted (shares) | option	107	80	69
Forfeited (shares) | option	(50)	(44)	(41)
Exercised (shares) | option	0	(1)	(30)
Expired (shares) | option	(33)	(20)	(12)
Outstanding at 31 March (shares) | option	214	190	175
Exercisable at 31 March (shares) | option	0	0	0
Weighted average exercise price
Outstanding at 1 April (in gbp per share) | £	£ 2.54	£ 3.06	£ 3.13
Granted (in gbp per share) | £	1.68	1.75	2.50
Forfeited (in gbp per share) | £	2.51	2.98	3.28
Exercised (in gbp per share) | £	1.74	2.47	1.69
Expired (in gbp per share) | £	3.18	2.94	3.53
Outstanding at 31 March (in gbp per share) | £	2.02	2.54	3.06
Exercisable at 31 March (in gbp per share) | £	£ 3.19	£ 2.49	£ 3.20